Income (Loss) Per Share (Details) - Schedule of details of number of shares and income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Details of Number of Shares And Income Loss [Abstract]
Weighted Number of Shares For the computation of basic income (loss)	44,815,248	44,771,766	44,140,771
Income Attributed to equity holders of the Company For the computation of basic income (loss)	$ (2,321)	$ (2,230)	$ 17,140
Weighted Number of Shares Effect of potential dilutive ordinary shares	41,328	130,177	449,107
Income Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Weighted Number of Shares For the computation of diluted income (loss)	44,856,576	44,901,943	44,589,878
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ (2,321)	$ (2,230)	$ 17,140